PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2019	December 31, 2018
Computer equipment	$4,105	$3,100

Less: Accumulated depreciation	(2,431)	(1,101)
Total	$1,674	$1,999